Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-15254
Entity Registrant Name	ENBRIDGE INC.
Entity Central Index Key	0000895728
Entity Tax Identification Number	98-0377957
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
Country Region	1
City Area Code	403
Local Phone Number	231-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false